UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Hound Partners, LLC
Address:   101 Park Avenue, 48th Floor
           New York, New York 10178

Form 13F File Number: 028-11815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jonathan Auerbach
Title:    Managing Member
Phone:    212-984-2500


Signature, Place, and Date of Signing:

/s/ Jonathan Auerbach           New York, New York            May 14, 2013
-------------------------    ------------------------      -------------------
   [Signature]                    [City, State]                  [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  26

Form 13F Information Table Value Total:  $1,702,612
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number          Name

1.       028-13191                     Hound Partners Offshore Fund, LP


                                            FORM 13F INFORMATION TABLE
                                                Hound Partners LLC
                                                  March 31, 2013


COL 1                         COL 2              COL 3      COL 4          COL 5           COL 6           COL 7       COL 8

                              TITLE                         VALUE     SHARES/    SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                OF CLASS           CUSIP      (x$1000)  PRN AMT    PRN CALL  DISCRETION      MGRS  SOLE    SHARED NONE
--------------                ---------          ------     --------  --------   --- ----  -----------     ----- -----   ------ ----
AMERICAN INTL GROUP INC       *W EXP 01/19/202   26874156    11,791      775,722 SH        SHARED-DEFINED  1        775,722
AMERICAN INTL GROUP INC       COM NEW            26874784    71,865    1,851,233 SH        SHARED-DEFINED  1      1,851,233
ASCENT CAP GROUP INC          COM SER A          43632108    48,217      647,724 SH        SHARED-DEFINED  1        647,724
BLOUNT INTL INC NEW           COM                95180105    14,820    1,107,600 SH        SHARED-DEFINED  1      1,107,600
CAPITAL BK FINL CORP          CL A COM           139794101    5,482      320,000 SH        SHARED-DEFINED  1        320,000
CARTER INC                    COM                146229109  158,298    2,764,070 SH        SHARED-DEFINED  1      2,764,070
COLFAX CORP                   COM                194014106   74,228    1,594,931 SH        SHARED-DEFINED  1      1,594,931
CREDIT SUISSE NASSAU BRH      INVRS VIX STERM    22542D795    4,568      196,000 SH        SHARED-DEFINED  1        196,000
DAVITA HEALTHCARE PARTNERS I  COM                23918K108   79,487      670,268 SH        SHARED-DEFINED  1        670,268
DEAN FOODS CO NEW             COM                242370104   44,471    2,452,886 SH        SHARED-DEFINED  1      2,452,886
ENSCO PLC                     SHS CLASS A        G3157S106   78,270    1,304,496 SH        SHARED-DEFINED  1      1,304,496
FLEETCOR TECHNOLOGIES INC     COM                339041105  162,976    2,125,680 SH        SHARED-DEFINED  1      2,125,680
GENERAL MTRS CO               COM                37045V100   38,487    1,383,432 SH        SHARED-DEFINED  1      1,383,432
GOLAR LNG LTD BERMUDA         SHS                G9456A100  123,168    3,329,773 SH        SHARED-DEFINED  1      3,329,773
GOOGLE INC                    CL A               38259P508   77,287       97,316 SH        SHARED-DEFINED  1         97,316
GRACE W R & CO DEL NEW        COM                38388F108  140,986    1,818,938 SH        SHARED-DEFINED  1      1,818,938
KINDER MORGAN INC DEL         *W EXP 05/25/201   49456B119   22,716    4,419,516 SH        SHARED-DEFINED  1      4,419,516
LIBERTY GLOBAL INC            COM SER A          530555101   12,548      171,000 SH        SHARED-DEFINED  1        171,000
MOODYS CORP                   COM                615369105   25,860      485,000 SH        SHARED-DEFINED  1        485,000
SALLY BEAUTY HLDGS INC        COM                79546E104   72,583    2,470,500 SH        SHARED-DEFINED  1      2,470,500
SEALED AIR CORP NEW           COM                81211K100   16,877      700,000 SH        SHARED-DEFINED  1        700,000
SIRIUS XM RADIO INC           COM                82967N108   65,763   21,351,656 SH        SHARED-DEFINED  1     21,351,656
SPDR S&P 500 ETF TR           TR UNIT            78462F103  159,020    1,015,000     PUT   SHARED-DEFINED  1      1,015,000
STURM RUGER & CO INC          COM                864159108   11,414      225,000 SH        SHARED-DEFINED  1        225,000
TRANSDIGM GROUP INC           COM                893641100   53,008      346,640 SH        SHARED-DEFINED  1        346,640
VALEANT PHARMACEUTICALS INTL  COM                91911K102  128,421    1,711,832 SH        SHARED-DEFINED  1      1,711,832



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